Registration No. 2-78513

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 2O549
                                    FORM N-1A

               REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933    [X]

                                  Pre-Effective Amendment No.             [ ]

                                Post-Effective Amendment No.  24          [X]

                                     and/or

          REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 194O [X]

                                            Amendment No.  21             [X]


                        (Check appropriate box or boxes)

                        DAILY TAX FREE INCOME FUND, INC.
               (Exact Name of Registrant as Specified in Charter)

                     c/o Reich & Tang Asset Management L.P.
                              600 Fifth Park Avenue
                                                     New York, New York  10020
               (Address of Principal Executive Offices) (Zip Code)

Registrant's Telephone Number, including Area Code:  (212) 830-5200

                               BERNADETTE N. FINN
                     c/o Reich & Tang Asset Management L.P.
                                600 Fifth Avenue
                           New York, New York  10020
                     (Name and Address of Agent for Service)

                     Copy to:MICHAEL R. ROSELLA, Esq.
                             Battle Fowler LLP
                             75 East 55th Street
                             New York, New York 1OO20


It is proposed that this filing will become effective (check appropriate box):

         [X] immediately upon filing pursuant to paragraph (b)
         [ ] on (date) pursuant to paragraph (b)
         [ ] 6O days after filing pursuant to paragraph (a)
         [ ] on (date) pursuant to paragraph (a) of Rule 485
         [ ] 75 days after filing pursuant to paragraph (a)(2)
         [ ] on (date) pursuant to paragraph (a)(2) of Rule 485



        CALCULATION OF REGISTRATION FEE UNDER THE SECURITIES ACT OF 1933


                                  Proposed       Proposed
                                  Maximum        Maximum
Securities      Amount            Offering       Aggregate          Amount of
Being           Being             Price per      Offering           Registration
Registered      Registered        Unit           Price              Fee


COMMON
STOCK

$.001 par       1,077,222,688.23    $1.00*        1,077,222,688.23    $100.00**
  value         Shares



*Estimated solely for the purposes of determining the amount of the registration fee.


** Calculated pursuant to Rule 24e-2(a) under the Investment Company Act of 1940. 2,548,062,770.48 shares were redeemed during the fiscal year ended October 31, 1996; 1,076,892,687.90 of which are being used for "reduction" in this amendment, and none of which were previously so used in filings pursuant to Rule 24e-2(a) or 24f-2(c) during the current fiscal year ending October 31, 1997.

Exhibit: Opinion of Battle Fowler LLP



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                                    SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, and
State of New York, on the   day of December, 1996.

                                 DAILY TAX FREE INCOME FUND, INC.

                      By:        /s/ Steve Duff
                                 Steven Duff
                                 President


         Pursuant to the requirements of the Secruities Act of 1933, this Amendment to its Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.


         SIGNATURE                  CAPACITY                           DATE

(1)      Principal Executive
         Officer


      /s/ Steve Duff
         Steven Duff                President                         12/  /96


(2)      Principal Financial and
         Accounting Officer


      /s/ Richard De Sanctis
         Richard De Sanctis         Treasurer                         12/  /96


(3)      Majority of Directors

         W. Giles Mellon            (Director)
         Robert Straniere           (Director)
         Yung Wong                  (Director)



By: /s/ Bernadette N. Finn
      Bernadette N. Finn
     *Attorney-in-Fact                                                 12/  /96

*Powers of attorney filed as "Other Exhibit" with Post-Effective Amendment No. 20 to the Registration Statement on Form N-1A [Reg. No. 2-78513] filed on December 28, 1994 and incorporated herein by reference.
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